Equity Incentive Plans - Summary of non-vested restricted share options (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Unvested at the beginning of period	335,329	415,889	271,038
Unvested at the beginning of period	$ 10.65	$ 7.09	$ 9.28
Granted	810,000	515,000	1,100,000
Granted	$ 25.69	$ 18.88	$ 5.09
Vested	(685,139)	(595,560)	(955,149)
Vested	$ 22.57	$ 15.28	$ 5.41
Unvested at the end of period	460,190	335,329	415,889
Unvested at end of period	$ 19.38	$ 10.65	$ 7.09